CrossingBridge Low Duration High Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 50.2%		Par	Value
Accommodation and Food Services - 2.0%
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030 (a)		$ 44,448,973	$ 36,409,109

Communications - 0.8%
Discovery Global Holdings, Inc., 3.76%, 03/15/2027		8,026,000	7,975,471
Fable Media Group AB, 9.00%, 11/11/2028	SEK	37,310,740	3,833,582
Gentoo Media PLC, 9.26% (3 mo. STIBOR + 7.25%), 12/18/2026	SEK	25,750,000	2,622,443
			14,431,496

Construction - 2.4%
Tutor Perini Corp., 11.88%, 04/30/2029 (a)		39,894,000	43,482,585

Consumer Discretionary - 3.3%
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (a)		1,048,417	1,048,695
Booster Precision Components GmbH, 11.19% (or 11.19% PIK) (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	2,644,856	2,085,181
Citira Holding AB, 7.31% (3 mo. EURIBOR + 5.00%), 11/26/2029	EUR	2,500,000	2,870,707
European Entertainment Intressenter BidCo AB, 9.49% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	17,700,000	19,162,192
OP Holdco GmbH, 8.80% (3 mo. EURIBOR + 6.50%), 06/05/2029 (a)	EUR	16,300,000	18,484,632
Secop Group Holding GmbH, 9.40% (3 mo. EURIBOR + 7.00%), 06/15/2029	EUR	7,800,000	8,962,809
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028		6,209,410	6,027,036
View Ledger AS, 8.97% (3 mo. NIBOR + 4.50%), 01/31/2029	NOK	9,500,000	969,339
			59,610,591

Consumer Staples - 0.5%
Salmar ASA
5.42% (3 mo. NIBOR + 0.88%), 06/18/2029	NOK	58,000,000	5,860,019
5.54%, 06/18/2029	NOK	35,000,000	3,542,643
			9,402,662

Energy - 2.9%
Arch Investment Partners LLC, 10.00%, 03/27/2030 (a)		33,075,000	33,168,482
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		17,250,000	18,191,562
			51,360,044

Finance and Insurance - 5.2%
BGC Group, Inc., 6.15%, 04/02/2030		6,707,000	6,852,404
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)		40,566,062	38,685,947
Icahn Enterprises LP, 5.25%, 05/15/2027		18,300,000	18,099,092
Mutares SE & Co. KGaA, 10.79% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	2,000,000	2,324,471
National Rural Utilities Cooperative Finance Corp., 4.05%, 02/09/2029		1,828,000	1,805,114
Oaktree Strategic Credit Fund, 6.19%, 07/15/2030		5,822,000	5,798,385
PennantPark Investment Corp., 4.00%, 11/01/2026		20,911,000	20,761,639
			94,327,052

Health Care and Social Assistance - 3.3%
Formycon AG, 9.17% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	12,188,000	13,547,454
HCA, Inc., 4.50%, 02/15/2027		26,002,000	25,994,410
Magle Chemoswed Holding AB, 8.66% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	118,750,000	5,511,094
Specac International Ltd., 10.17% (3 mo. Term SOFR + 6.50%), 09/16/2030 (a)		13,875,000	14,013,750
			59,066,708

Holding Companies - 0.5%

Novedo Holding AB, 9.00% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	56,250,000	5,180,784
Qflow Group AB, 7.48% (3 mo. STIBOR + 5.50%), 09/25/2028	SEK	35,000,000	3,678,517
			8,859,301

Industrials - 0.4%
Eqva ASA, 12.22% (3 mo. NIBOR + 7.75%), 02/04/2030 (a)	NOK	50,000,000	5,013,386
Stolt-Nielsen Ltd., 7.73% (3 mo. NIBOR + 3.15%), 09/26/2028 (a)	NOK	13,500,000	1,406,827
			6,420,213

Information - 3.5%
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	21,879,529	2,132,361
12.00%, 03/19/2028	SEK	77,770,274	7,627,186
GCI LLC, 4.75%, 10/15/2028 (a)		20,442,000	19,499,714
Go North Group AB, 11.07% (or 10.00% PIK) (SOFR + 5.76%), 01/22/2030 (b)(c)		2,268,301	0
Impala BondCo PLC, 12.00% (or 12.00% PIK) (3 mo. STIBOR + 9.00%), 10/30/2027	SEK	15,184,687	876,972
Sirius XM Radio LLC, 3.13%, 09/01/2026 (a)		2,861,000	2,853,303
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)		29,785,000	29,794,497
			62,784,033

Manufacturing - 7.5%
AbbVie, Inc., 2.95%, 11/21/2026		8,400,000	8,359,789
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028 (c)		11,330,000	5,098,500
Chemours Co., 4.63%, 11/15/2029 (a)		2,000,000	1,910,268
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)		16,929,000	16,925,894
Dell International LLC, 4.90%, 10/01/2026		12,159,000	12,164,357
Jabil, Inc.
4.25%, 05/15/2027		4,199,000	4,195,735
4.20%, 02/01/2029		1,000,000	987,109
LSB Industries, Inc., 6.25%, 10/15/2028 (a)		28,496,000	28,616,453
Microchip Technology, Inc., 5.05%, 02/15/2030		11,462,000	11,518,898
Neptune Bidco AS, 11.32% (3 mo. NIBOR + 6.75%), 06/28/2028	NOK	55,000,000	4,361,772
Pfizer, Inc., 4.20%, 11/15/2030		5,112,000	5,051,019
Sonoco Products Co.
4.45%, 09/01/2026		11,227,000	11,228,208
2.25%, 02/01/2027		12,150,000	12,004,100
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026		12,651,000	12,603,650
			135,025,752

Materials - 0.2%
Alltub Group SAS, 8.75% (3 mo. EURIBOR + 6.50%), 04/30/2030	EUR	2,971,000	3,521,952
Duran Life Science Holding GmbH, 8.73% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	481,000	527,605
			4,049,557

Mining, Quarrying, and Oil and Gas Extraction - 0.1%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028 (a)		2,566,000	2,581,846

Other Services (except Public Administration) - 0.3%
Shutterfly Finance LLC, 9.75%, 10/01/2027 (a)		5,619,000	5,619,000

Professional, Scientific, and Technical Services - 6.9%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)		22,632,000	22,717,704
Getty Images, Inc.
14.00%, 03/01/2028 (a)		7,174,000	6,305,946
11.25%, 02/21/2030 (a)		17,976,000	14,879,634
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027 (a)		29,060,000	29,058,012
IQVIA, Inc., 5.00%, 10/15/2026 (a)		6,000,000	5,999,912

Oracle Corp.
2.65%, 07/15/2026		21,930,000	21,914,583
3.25%, 11/15/2027		19,145,000	18,771,371
VMware LLC, 1.40%, 08/15/2026		4,061,000	4,045,652
			123,692,814

Real Estate - 1.0%
Boras V-tyget 1 AB, 7.84% (3 mo. STIBOR + 5.75%), 04/29/2027	SEK	165,900,000	17,383,314

Real Estate and Rental and Leasing - 1.6%
Global Net Lease, Inc., 4.50%, 09/30/2028 (a)		17,049,000	16,625,363
Williams Scotsman, Inc., 4.63%, 08/15/2028 (a)		12,934,000	12,820,834
			29,446,197

Retail Trade - 1.3%
CVS Health Corp., 3.63%, 04/01/2027		15,000,000	14,916,020
Dealer Tire LLC, 8.00%, 02/01/2028 (a)		9,299,000	9,334,973
			24,250,993

Technology - 2.3%
Azerion Group NV, 7.82% (3 mo. EURIBOR + 5.50%), 10/02/2029	EUR	16,800,000	16,700,183
Ccit Group AS, 10.25% (3 mo. EURIBOR + 8.00%), 05/11/2029 (a)	EUR	5,100,000	5,854,278
Goldcup 100865 AB, 7.60% (3 mo. STIBOR + 5.50%), 07/11/2028	SEK	6,250,000	662,030
Hawk Infinity Software AS, 10.95% (3 mo. NIBOR + 6.50%), 10/15/2029 (a)(d)	NOK	71,900,000	6,955,018
Verve Group SE, 6.32% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	11,312,000	11,896,246
			42,067,755

Transportation and Warehousing - 1.3%
XPO, Inc., 6.25%, 06/01/2028 (a)		22,656,000	22,915,094

Utilities - 1.5%
ONEOK, Inc., 4.25%, 09/24/2027		13,261,000	13,217,761
Statnett SF, 4.60%, 05/12/2031	NOK	140,000,000	13,979,814
			27,197,575

Wholesale Trade - 1.4%
TD Synnex Corp., 1.75%, 08/09/2026		19,126,000	19,069,633
US Foods, Inc., 6.88%, 09/15/2028 (a)		5,911,000	6,047,390
			25,117,023
TOTAL CORPORATE BONDS (Cost $932,318,624)			905,500,714

BANK LOANS - 16.2%		Par	Value
Communications - 5.4%
Cablevision of Litchfield LLC, 9.00% (Fixed Rate), 11/27/2028		27,326,000	27,394,315
CMG Media Corp., First Lien, 7.33% (3 mo. Term SOFR + 3.50%), 06/18/2029		46,136,083	41,829,971
Discovery Global (Warner Bros. Discovery), First Lien, 6.14% (1 mo. Term SOFR + 2.50%), 06/30/2033		28,284,000	28,326,992
			97,551,278

Consumer Discretionary - 4.3%
888 Acquisitions LLC, First Lien, 9.05% (6 mo. Term SOFR + 5.25%), 07/03/2028		34,558,687	34,515,488
Elevate Textiles, Inc., 12.34% (3 mo. Term SOFR + 8.65%), 09/30/2027		8,563,835	8,570,943
Marelli Term Loan, 11.62% (1 mo. Term SOFR + 8.00%), 12/31/2026		33,999,987	33,999,987
			77,086,418

Health Care and Social Assistance - 0.1%
Magle Chemoswad Bridge Loan, 7.26% (3 mo. Term SOFR + 6.50%), 05/26/2027 (b)	SEK	15,000,000	1,546,974

Information - 0.0% (e)
Go North Group AB, 10.00%, 01/22/2030 (b)	SEK	7,500,000	773,487

Materials - 0.2%
Tosca Services LLC, 9.23% (3 mo. Term SOFR + 5.50%), 11/30/2028		3,039,082	3,063,790

Mining, Quarrying, and Oil and Gas Extraction - 0.9%
Sable Offshore Term Loan, 15.00%, 12/31/2028		17,384,000	16,862,480

Real Estate - 0.2%
CR Landco Austin, LLC, 10.00%, 10/15/2028 (b)		3,596,724	3,596,724

Real Estate and Rental and Leasing - 1.4%
Chicago Atlantic Real Estate Finance Term Loan, First Lien, 9.00%, 10/17/2028		25,349,000	25,222,255

Retail Trade - 2.1%
The Container Store, Inc., 9.20% (or 8.63% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029 (b)(c)		561,423	43,791
The Container Store, Inc. First Out Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		10,296,103	9,873,963
The Container Store, Inc. Priming Loan, 10.14% (or 10.14% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		13,983,731	13,983,732
The Container Store, Inc. Rolled Up First Out Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		3,951,800	3,754,210
The Container Store, Inc. Super Senior Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		10,613,966	10,613,966
			38,269,662

Technology - 0.7%
Gogo Intermediate Holdings LLC, First Lien, 7.51% (1 mo. Term SOFR + 3.75%), 04/28/2028		13,124,310	12,152,324

Utilities - 0.9%
NRG Energy T/L B (4/26), First Lien, 5.39% (1 mo. Term SOFR + 1.75%), 04/15/2033		15,242,000	15,240,095
TOTAL BANK LOANS (Cost $292,008,970)			291,365,487

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 12.0%		Shares	Value
Activate Energy Acquisition Corp. - Class A (f)		100,000	1,000,000
Agriculture & Natural Solutions Acquisition Corp. (f)		760,000	8,626,000
AI Infrastructure Acquisition Corp. - Class A (f)		231,200	2,365,176
Alpha Partners Technology Merger Corp. Founder Shares (b)(f)		9,341	0
Andretti Acquisition Corp. II - Class A (f)		393,586	4,231,050
APEX Tech Acquisition, Inc. (f)		416,000	4,139,200
Apex Treasury Corp. - Class A (f)		411,700	4,137,585
Armada Acquisition Corp. III - Class A (f)		370,000	3,681,500
Blueport Acquisition Ltd. - Class A (f)		92,000	931,500
Breeze Acquisition Corp. II (f)		450,000	4,459,500
Cal Redwood Acquisition Corp. - Class A (f)		231,200	2,381,360
Cantor Equity Partners I, Inc. - Class A (b)(f)		366,457	3,922,189
Charlton Aria Acquisition Corp. - Class A (f)		115,000	1,241,425
Crane Harbor Acquisition Corp. II - Class A (f)		250,000	2,535,000
Crown Reserve Acquisition Corp. I (f)		648,265	6,553,959
D Boral Acquisition I Corp. - Class A (f)		400,000	3,988,000
Daedalus Special Acquisition Corp. - Class A (f)		80,000	807,200
Drugs Made In America Acquisition II Corp. (f)		1,073,700	10,801,422
Emmis Acquisition Corp. - Class A (f)		175,000	1,781,500
Evolution Global Acquisition Corp. - Class A (f)		75,000	752,625
Fifth Era Acquisition Corp. I - Class A (f)		350,000	3,647,000
Futurewave Acquisition Corp. (f)		355,000	3,560,650
General Purpose Acquisition Corp. - Class A (f)		100,000	1,000,000
GigCapital8 Corp. - Class A (f)		150,000	1,509,000

Hall Chadwick Acquisition Corp. - Class A (f)	409,248	4,108,850
Harvard Ave Acquisition Corp. - Class A (f)	415,000	4,203,950
Invest Green Acquisition Corp. - Class A (f)	75,000	750,750
Iris Acquisition Corp. II - Class A (f)	350,000	3,498,250
Jackson Acquisition Co. II - Class A (f)	210,279	2,237,369
K2 Capital Acquisition Corp. - Class A (f)	208,000	2,069,600
Kochav Defense Acquisition Corp. - Class A (f)	175,000	1,814,750
Lake Superior Acquisition Corp. - Class A (f)	450,000	4,565,250
Leapfrog Acquisition Corp. (f)	75,000	749,625
M Evo Global Acquisition Corp. II - Class A (f)	225,000	2,232,000
M3-Brigade Acquisition V Corp. - Class A (f)	747,068	8,090,746
McKinley Acquisition Corp. - Class A (f)	123,355	1,253,904
Miluna Acquisition Corp. (f)	75,000	759,375
Muzero Acquisition Corp. - Class A (f)	150,000	1,489,500
Newbridge Acquisition Ltd. - Class A (f)	100,000	999,000
NMP Acquisition Corp. - Class A (f)	468,500	4,816,180
OTG Acquisition Corp. I - Class A (f)	484,258	4,920,061
Paloma Acquisition Corp. I - Class A (f)	185,000	1,831,500
Plutonian Acquisition Corp. II - Class A (f)	400,000	3,980,000
ProCap Acquisition Corp. - Class A (f)	644,096	6,634,189
Quantum Leap Acquisition Corp. - Class A (f)	355,000	3,525,150
Republic Digital Acquisition Co. - Class A (f)	783,653	8,087,299
RRE Ventures Acquisition Corp. - Class A (f)	757,000	7,486,730
Safeguard Acquisition Corp. - Class A (f)	32,607	328,026
Shreya Acquisition Group - Class A (f)	133,822	1,323,500
Sizzle Acquisition Corp. II - Class A (f)	70,357	729,250
Solarius Capital Acquisition Corp. - Class A (f)	778,922	8,007,318
SPACSphere Acquisition Corp. - Class A (f)	271,000	2,704,580
Spartacus Acquisition Corp. II - Class A (f)	100,000	1,000,000
Starlink AI Acquisition Corp. (f)	475,000	4,702,500
TGE Value Creative Solutions Corp. - Class A (f)	450,000	4,482,000
Titan Acquisition Corp. - Class A (f)	366,000	3,810,060
Twelve Seas Investment Co. III - Class A (f)	186,000	1,858,140
Vendome Acquisition Corp. I - Class A (f)	300,000	3,066,000
Vine Hill Capital Investment Corp. II - Class A (f)	200,000	1,996,000
Wen Acquisition Corp. - Class A (f)	809,811	8,332,955
Westin Acquisition Corp. - Class A (f)	151,500	1,533,180
White Pearl Acquisition Corp. - Class A (f)	370,000	3,707,400
XFLH Capital Corp. (f)	416,000	4,147,520
Xsolla SPAC 1 - Class A (f)	356,000	3,535,080
Yorkville Acquisition Corp. - Class A (f)	300,000	3,063,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $213,778,339)		216,483,378

ASSET-BACKED SECURITIES - 2.4%	Par	Value
Consumer Discretionary - 0.7%
Hertz Corp.
Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)	10,076,000	10,087,052
Series 2026-1A, Class A, 5.09%, 11/25/2030 (a)	3,500,000	3,509,720
		13,596,772

Finance and Insurance - 1.7%
Alterna Funding LLC, A Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)	1,417,343	1,419,036
DB Master Finance Parent LLC
Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (a)	8,768,810	8,280,821
Series 2026-1A, Class A2I, 5.20%, 05/20/2056 (a)	5,223,000	5,236,734
Lyra Music Assets Delaware LP, A2 Series 2025-1A, Class A2, 5.60%, 09/20/2065 (a)	8,113,777	8,156,048
RAM LLC, A Series 2025-1, Class A, 5.45%, 05/15/2040 (a)	7,309,697	7,302,835
		30,395,474
TOTAL ASSET-BACKED SECURITIES (Cost $43,946,234)		43,992,246

CONVERTIBLE BONDS - 2.2%		Par	Value
Finance and Insurance - 0.4%
Euronet Worldwide, Inc., 0.63%, 10/01/2030 (a)		6,840,000	6,172,763

Information - 1.8%
fuboTV, Inc., 7.50% (or 10.00% PIK), 02/15/2029 (a)		13,510,000	13,425,130
Go North Group AB, 0.00%, 12/31/2050 (b)(c)(g)	SEK	39,553,628	0
Leafly Holdings, Inc., 8.00%, 07/15/2026 (b)		5,842,000	4,673,600
Ziff Davis, Inc., 1.75%, 11/01/2026		14,758,000	14,629,496
			32,728,226
TOTAL CONVERTIBLE BONDS (Cost $40,256,963)			38,900,989

MORTGAGE-BACKED SECURITIES - 2.2%		Par	Value
Finance and Insurance - 2.2%
ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.07% (1 mo. Term SOFR + 1.44%), 10/15/2034 (a)		9,575,000	9,614,572
BX Trust, A
Series 2024-BIO, Class A, 5.27% (1 mo. Term SOFR + 1.64%), 02/15/2041 (a)		4,170,000	4,178,121
Series 2025-LUNR, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 06/15/2040 (a)		14,545,680	14,591,691
DGWD Trust, A Series 2025-INFL, Class A, 5.23% (1 mo. Term SOFR + 1.60%), 08/15/2035 (a)		8,067,000	8,092,043
DGWD Trust, B Series 2025-INFL, Class B, 5.43% (1 mo. Term SOFR + 1.80%), 08/15/2035 (a)		2,180,000	2,176,437
TOTAL MORTGAGE-BACKED SECURITIES (Cost $38,558,981)			38,652,864

U.S. TREASURY SECURITIES - 1.5%		Par	Value
United States Treasury Note, 3.50%, 01/15/2029		28,246,000	27,804,656
TOTAL U.S. TREASURY SECURITIES (Cost $28,118,010)			27,804,656

MUNICIPAL BONDS - 0.2%		Par	Value
New York - 0.1%
New York State Dormitory Authority, 5.27%, 05/01/2035 (Obligor: Pace University) (h)		1,835,000	1,835,000

Pennsylvania - 0.1%
Pennsylvania Economic Development Financing Authority, 3.25%, 06/01/2041 (Obligor: Waste Management, Inc.) (h)(i)		2,500,000	2,507,069
TOTAL MUNICIPAL BONDS (Cost $4,335,000)			4,342,069

PREFERRED STOCKS - 0.2%		Shares	Value
Administrative and Support and Waste Management and Remediation Services - 0.2%
SWK Holdings Corp., 9.00%, 01/31/2027 (f)		152,467	3,843,693
TOTAL PREFERRED STOCKS (Cost $3,811,675)			3,843,693

COMMON STOCKS - 0.0% (e)		Shares	Value
Health Care and Social Assistance - 0.0% (e)
Magle Chemoswed Holding AB (f)		791,667	84,912

Information - 0.0% (e)
Go North Group AB - Class B (b)(f)		100,142,180	0
Go North Group AB - Class C (b)(f)		701,211,745	0
Go North Group AB - Class D (b)(f)		600,000,000	0
			0

Manufacturing - 0.0% (e)
Cannabist Co. Holdings, Inc. (f)		8,055,190	0

Retail Trade - 0.0% (e)
The Container Store, Inc. (f)		252,306	0

TOTAL COMMON STOCKS (Cost $389,640)			84,912

RIGHTS - 0.0% (e)	Shares		Value
Finance and Insurance - 0.0% (e)
White Pearl Acquisition Corp., Expires 09/10/2030, Exercise Price $10.00 (f)	211,806		59,539
TOTAL RIGHTS (Cost $107,384)			59,539

WARRANTS - 0.0% (e)	Contracts		Value
Finance and Insurance - 0.0% (e)
Xsolla SPAC 1, Expires 10/21/2030, Exercise Price $11.50 (f)	139,500		31,332

Information - 0.0% (e)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00 (f)	36,943		0
TOTAL WARRANTS (Cost $34,684)			31,332

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 9.8%	Par		Value
Communications - 1.3%
TELUS Corp., 4.56%, 10/16/2026 (a)(j)	23,123,000		22,814,169

Consumer Discretionary - 3.6%
Genuine Parts Co.
4.66%, 07/08/2026 (a)(j)	26,112,000		26,087,358
4.59%, 07/06/2026 (a)(j)	8,000,000		7,994,360
Gildan Activewear, Inc., 4.21%, 07/09/2026 (a)(j)	30,000,000		29,968,884
			64,050,602

Consumer Staples - 1.9%
Keurig Dr Pepper, Inc., 4.48%, 07/29/2026 (a)(j)	34,244,000		34,125,810

Health Care and Social Assistance - 1.4%
HCA, Inc., 4.43%, 08/26/2026 (a)(j)	25,928,000		25,747,204

Manufacturing - 1.6%
Jabil, Inc., 4.41%, 08/19/2026 (a)(j)	29,154,000		28,979,753
TOTAL COMMERCIAL PAPER (Cost $175,738,874)			175,717,538

MONEY MARKET FUNDS - 2.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (k)	39,440,283		39,440,283
TOTAL MONEY MARKET FUNDS (Cost $39,440,283)			39,440,283

TOTAL INVESTMENTS - 99.1% (Cost $1,812,843,661)			1,786,219,700
Other Assets in Excess of Liabilities - 0.9%		0.00923	16,645,550
TOTAL NET ASSETS - 100.0%			$ 1,802,865,250

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

AB - Aktiebolag EURIBOR - Euro Interbank Offered Rate
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $748,885,333 or 41.5% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $52,782,636 or 2.9% of net assets as of June 30, 2026.

(c)	Security is currently in default.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(i)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2026, the total value of securities subject to the AMT was $2,507,069 or 0.1% of net assets.
(j)	The rate shown is the annualized yield as of June 30, 2026.
(k)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

CrossingBridge Low Duration High Income Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2026	USD	124,959,275	EUR	106,285,000	$ 3,440,767
U.S. Bancorp Investments, Inc.	07/15/2026	USD	42,494,967	NOK	393,065,000	2,793,982
U.S. Bancorp Investments, Inc.	07/15/2026	USD	58,685,437	SEK	544,210,000	2,512,403
U.S. Bancorp Investments, Inc.	07/15/2026	EUR	16,725,000	USD	19,357,831	(235,688)
Net Unrealized Appreciation (Depreciation)						$ 8,511,464

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

CrossingBridge Low Duration High Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$ –	$ 905,500,714	$ 0	$ 905,500,714
Bank Loans	–	247,178,640	44,186,847	291,365,487
Special Purpose Acquisition Companies (SPACs)	195,076,860	17,484,329	3,922,189	216,483,378
Asset-Backed Securities	–	43,992,246	–	43,992,246
Convertible Bonds	–	34,227,389	4,673,600	38,900,989
Mortgage-Backed Securities	–	38,652,864	–	38,652,864
U.S. Treasury Securities	–	27,804,656	–	27,804,656
Municipal Bonds	–	4,342,069	–	4,342,069
Preferred Stocks	3,843,693	–	–	3,843,693
Common Stocks	84,912	0	0	84,912
Rights	59,539	–	–	59,539
Warrants	0	31,332	–	31,332
Commercial Paper	–	175,717,538	–	175,717,538
Money Market Funds	39,440,283	–	–	39,440,283
Total Investments	$ 238,505,287	$ 1,494,931,777	$ 52,782,636	$ 1,786,219,700

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 8,747,152	$ –	$ 8,747,152
Total Other Financial Instruments	$ –	$ 8,747,152	$ –	$ 8,747,152

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$ –	$ (235,688)	$ –	$ (235,688)
Total Other Financial Instruments	$ –	$ (235,688)	$ –	$ (235,688)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Income Fund	Corporate Bonds	Bank Loans		Special Purpose Acquisition Companies		Convertible Bonds	Common Stocks
Beginning Balance - October 1, 2025	$8,659,736	$4,653,268		$—		$5,178,200	$996,799
Purchases	55,324	26,508,492		3,799,974		—	2
Sales	(7,253,808)	(2,849,707)		—		(250,000)	(1,146,319)
Realized gains	250,086	—		—		—	241,299
Realized losses	(11,282,940)	(429,409)		—		—	—
Accretion of discount/(amortization of premium)	95,610	212,274		—		—	—
Change in unrealized appreciation/(depreciation)	9,475,992	628,391		120,020		(254,600)	(91,781)
Transfer into Level 3	—	15,463,538	*	2,195	**	—	—
Transfer out of Level 3	—	—		—		—	—
Ending Balance - June 30, 2026	$0	$44,186,847		$3,922,189		$4,673,600	$0

* These securities are undergoing a merger and have been transferred into level 3 until the merger has closed.
** These were founder shares and as such, should be reflected as a level 3 security.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2026, includes the following:
	Corporate Bonds	Bank Loans		Special Purpose Acquisition Companies		Convertible Bonds	Common Stocks
	$3,051,747	$628,391		$120,020		$(254,600)	$(2)

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input

Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants
Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to: discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

CrossingBridge Low Duration High Income Fund
Descriptions	Fair Value June 30, 2026	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Corporate Bonds	$0	Market Approach	Recoverable value	0.00%	0.00%	Increase
Bank Loans	$44,186,847	Market Approach	Transaction price	$7.80-100.00	$98.49	Increase
			Recoverable value	$100.00	$100.00	Increase
			Recoverable value	100.00%	100.00%	Increase
Special Purpose Acquisition Companies	$3,922,189	Market Approach	Recoverable value	$0.00-10.70	$10.70	Increase
Convertible Bonds	$4,673,600	Market Approach	Recoverable value	$0.00-80.00	$80.00	Increase
Common Stocks	$0	Market Approach	Recoverable value	$0.00	$0.00	Increase

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.